INCOME TAX (Details Textual)	6 Months Ended			12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 TWD	Jun. 30, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2014 TWD	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent				(1.30%)	(1.30%)	(2.60%)
Effective Income Tax Rate Reconciliation, Deferred Tax Assets Valuation Allowance, Percent	100.00%	100.00%		100.00%	100.00%	100.00%
UNITED STATES
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Deferred Tax Assets Valuation Allowance, Percent	100.00%	100.00%		100.00%	100.00%	100.00%
TAIWAN, PROVINCE OF CHINA
Income Tax Disclosure [Line Items]
Non Taxable Income	$ 3,849	TWD 120,000		$ 3,961	TWD 120,000
Effective Income Tax Rate Reconciliation At Foreign Statutory Income Tax Rate	17.00%	17.00%		17.00%	17.00%	17.00%